April 5, 2016

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:
Registration Statement on Form N-14 for the Reorganization of the Calvert Large Cap Core Portfolio, a series of Calvert Social Investment Fund (“CSIF”), and the Calvert Global Value Fund and Calvert Global Equity Income Fund, each a series of Calvert SAGE Fund, into the Calvert Equity Portfolio, a series of CSIF (File No. 333-210012)

Ms. Lithotomos:

In response to our conversation on Thursday, March 31, 2016 and my conversations with Ken Ellington on Thursday, March 31, 2016 and April 4, 2016, I have attached a revised Form N-14 for the above-referenced reorganization. Capitalized terms used in this letter have the meaning assigned thereto in the Registration Statement.

For each reorganization, you requested that I provide an accounting survivor analysis consistent with the North American Security Trust No-Action Relief Letter dated August 5, 1994 (the “NAST Letter”). The NAST Letter indicates that the determination of the accounting survivor should be based on an evaluation of the following attributes of the surviving fund as compared to those of the merging fund and the acquiring fund: (i) investment advisers, (ii) investment objectives, policies, and restrictions; (iii) expense structures and expense ratios; (iv) asset size; and (v) portfolio composition. With respect to each reorganization, the investment adviser, subadvisor and portfolio managers of the surviving fund will be the same as those of the acquiring fund. With respect to each reorganization, the investment objectives, principal investment strategies, and any applicable policies and restrictions of the surviving fund will be the same as those of the acquiring fund. With respect to each reorganization, the expense structures and expense ratios of each class of the surviving fund will be the same as those of the acquiring fund. With respect to each reorganization, based on the assets of each merging fund and the acquiring fund as of March 31, 2016, on the closing date of the reorganization the acquiring fund’s assets will comprise at least 94 percent of the assets of the surviving fund. With respect to each reorganization, the composition of the surviving fund’s portfolio will most closely resemble the portfolio of the acquiring fund. Accordingly, Calvert Equity Portfolio will be the accounting survivor for each reorganization.

In connection with the description of the benchmark for the Calvert Equity Portfolio that is included under “Synopsis – Investment Objectives and Principal Investment Strategies”, you requested an explanation as to why the Advisor believes that the Russell 1000 Growth Index is more representative of the investment approach used to manage the fund than the S&P 500 Index. The Advisor formed this belief because the subadvisor of the Calvert Equity Portfolio uses a growth-oriented investment style instead of a core investment style and the subadvisor’s investment universe is based on the Russell 1000 Growth Index. As a result the Calvert Equity Portfolio has lower tracking error and a lower active share versus the Russell 1000 Growth Index than the S&P 500 Index.

You noted that the Calvert SAGE Fund is a Maryland business trust and the Calvert Social Investment Fund is a Massachusetts business trust and requested that I describe how the rights of shareholders of each entity differ. I note that the section entitled “Information on Shareholder Rights” already includes a detailed chart that compares and contrasts the material differences relating to shareholder rights, including governing law, record dates, notice of shareholder meetings, shareholder meetings and voting rights, shareholder liability, and derivative actions.

Mr. Ellington requested confirmation that the examples included under “Expense Comparison – Examples” incorporate any applicable fee waiver only for the period that the fee waiver is in effect. I hereby confirm the foregoing.

Mr. Ellington requested a revision to the Class I examples included under “Expense Comparison – Examples” to reflect a $10,000 investment. I explained that clause (d) of Instruction 4 to Item 1 of Form N-1A indicates that a “Fund that charges account fees based on a minimum account requirement exceeding $10,000 may adjust its account fees based on the amount of the fee in relation to the Fund’s minimum account requirement.” Mr. Ellington therefore concurred that the requested revision was not necessary.

Mr. Ellington requested confirmation that the fees shown in the fee tables reflect the current fees of the funds. I hereby confirm the foregoing. I note that the fees shown for Calvert Large Core Portfolio and Calvert Equity Portfolio are identical to those that are shown in the prospectuses for those funds dated February 1, 2016, and the fees shown for Calvert Global Value Fund and Calvert Equity Income Fund are the fees that will be shown in the prospectuses for those funds to be dated as of May 1, 2016.

The revised prospectus/proxy statement includes the following revisions in response to the comments I received from you and Mr. Ellington:

(i)	under “Introduction”, the sentence that indicates that no reorganization is contingent upon the other reorganizations being approved by shareholders has been bolded;

(ii)	under “Synopsis – Reasons for the Reorganization”, clause 5 has been revised to add the bolded and underlined text identified below:

5. With respect to each Reorganization, the investment objective, principal investment strategies, and principal risks of the Acquiring Fund and the Merging Fund are comparable because each Fund invests primarily in equity securities;

(iii)	clause (vi) in the second paragraph under “Reasons for the Reorganizations” has been revised to add the bolded and underlined text identified below:

(vi) the comparability of the investment objectives, principal investment strategies and principal risks of the Merging Fund and Calvert Equity Portfolio arising from each Fund's emphasis on investing in equity securities, as well as the material differences between the principal investment strategies of the Funds and the principal risks related to those differences;

(iv)
under “Expense Comparison – Annual Fund Operating Expenses”, footnote 2 to the fee table for the Class Y shares of the Calvert Large Cap Core Portfolio has been revised to indicate that the fee waiver extends through January 31, 2018;

(v)	under “Expense Comparison – Examples”, the example for the Class Y shares of the Calvert Large Cap Core Portfolio has been revised to incorporate the extended fee waiver;

(vi)
under “Expense Comparison – Annual Fund Operating Expenses”, the fee table for Class Y shares of the Calvert Global Equity Income Fund has been revised to correct the data presented in the Acquiring Fund column and in the Pro Forma Combined Fund column; and

(vii)	under “Information About Each Reorganization – Capitalization”, the capitalization table for each Reorganization has been revised to reflect data as of March 31, 2016.

In addition to the revisions discussed above, the attached document also includes various non-material updates and typographical corrections.

I note that the executed legal opinion and tax opinions are included with this filing. The auditor’s consent will be filed on Thursday, April 7, 2016.

The Registrant acknowledges that:

(i)	The Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

(ii)
Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

(iii)	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The revisions included in the attached Form N-14 will be included in a Rule 497 definitive filing to be made after the Form N-14 becomes effective.

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, Calvert Social Investment Fund and Calvert Investment Distributors, Inc. (the “Principal Underwriter”) hereby request acceleration of the effective date of the above-referenced Registration Statement on Form N-14, as amended, so that it may become effective on Thursday, April 7, 2016, or as soon as practicable thereafter.
The Registrant acknowledges that:

(i)
should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

(ii)
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

(iii)
the Registrant may not assert the declaration of effectiveness of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This letter is executed by Calvert Investment Distributors, Inc. solely with respect to the foregoing request for accelerated effectiveness of the above-referenced Registration Statement on Form N-14.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Sincerely,

CALVERT SOCIAL INVESTMENT FUND /s/ Andrew K. Niebler Andrew K. Niebler Assistant Vice President	CALVERT INVESTMENT DISTRIBUTORS, INC. /s/ Andrew K. Niebler Andrew K. Niebler Associate General Counsel